Leases (Details) - Schedule of composition of lease liabilities - Lease liabilities [member] $ in Thousands	Dec. 31, 2019 USD ($)
Leases (Details) - Schedule of composition of lease liabilities [Line Items]
Current lease liabilities	$ 119
Non-current lease liabilities	33
Property [Member]
Leases (Details) - Schedule of composition of lease liabilities [Line Items]
Current lease liabilities	97
Non-current lease liabilities	4
Motor vehicles [member]
Leases (Details) - Schedule of composition of lease liabilities [Line Items]
Current lease liabilities	22
Non-current lease liabilities	$ 29